                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one):      [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:       Van Eck Associates Corporation
Address:    99 Park Avenue, 8th Floor
            New York, NY  10016

13F File Number:  28-2763

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alex Bogaenko
Title:    Assistant Controller
Phone:    (212) 293-2052

Signature, Place, and Date of Signing:
  /s/Alex Bogaenko         New York, NY               May 3, 2000
     [Signature]          [City, State]                 [Date]

 Report Type (Check only one):

 [XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.

     1.         None

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    140

Form 13F Information Table Value Total:    $225,520.3
                                            (thousands)

List of Other Included Managers:

None


           SEC FORM 13F                               REPORTING MANAGER: VAN ECK ASSOCIATES CORP

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                         ITEM 2:             ITEM 3:      ITEM 4:      ITEM 5:                 ITEM 6:
                                                                                                              INVESTMENT DISCRETION
                                                                                                              ---------------------
                                                                                    FAIR         SHARES OR
                                                                                    MARKET       PRINCIPAL         (a)SOLE
NAME OF ISSUER                               TITLE OF CLASS        CUSIP #          VALUE          AMOUNT
                                                                                    $(000)
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunication                      Common                 000886101          $808.1       15,000.00           X
AK Steel Holding                           Common                 001547108        $2,990.6      288,248.30           X
AMB Property Corporation                   Common                 00163T109          $956.8       44,500.00           X
ASA  Ltd.                                  Common                 002050102        $2,943.1      170,000.00           X
Agnico Eagle Mines                         Common                 008474108        $1,792.8      322,300.00           X
Alcan Aluminum Ltd                         Common                 013716105        $1,355.0       40,000.00           X
America Online,                            Common                 02364J104          $470.8        7,000.00           X
American Express Corp                      Common                 025816109          $372.3        2,500.00           X
American International Group               Common                 026874107          $492.8        4,500.00           X
Amgen Inc                                  Common                 031162100          $491.0        8,000.00           X
Anadarko Petroleum Corp                    Common                 032511107        $2,093.0       54,100.00           X
Anglogold Limited                          Spon ADR               035128206       $10,121.0      421,709.00           X
Apache Corp.                               Common                 037411105        $2,572.1       51,700.00           X
Apartment Investment & Mgmt Co.            Class A                03748R101          $981.4       25,700.00           X
Aracruz Cellulose Corp                     Spons ADR Class B      038496204        $1,172.7       55,350.00           X
Arden Realty Group                         Common                 039793104           $31.3        1,500.00           X
AvalonBay Communities                      Common                 053484101           $36.6        1,000.00           X
BP Amoco Plc.                              Spon ADR               055622104        $1,894.3       35,700.00           X
Barrick Gold Corp                          Common                 067901108       $13,811.1      880,388.00           X
Barrett Resource                           Common                 068480201        $1,490.6       50,000.00           X
Battle Mountain Canada                     Common                 071593107        $2,264.0    1,168,500.00           X
Bedford Property Investors Inc.            Common                 076446301          $570.2       35,500.00           X
Bethlehem Steel                            Common                 087509105          $156.0       26,000.00           X
Boston Properties Inc.                     Common                 101121101        $3,041.3       95,600.00           X
Brandywine Realty Trust                    Shares Ben Int.        105368203        $1,351.2       78,900.00           X
Burnham Pacific Plc.                       Common                 12232C108           $49.4        7,000.00           X
CBS Corp                                   Common                 12490K107          $509.6        9,000.00           X
Camden Property Trust                      Shares Ben Int.        133131102           $46.0        1,700.00           X
Cardinal Health Inc.                       Common                 14149Y108          $550.5       12,000.00           X
Central Fund Canada                        Class  A               153501101        $1,260.0      360,000.00           X
Champion International                     Common                 158525105        $2,404.2       45,150.00           X
Chase Manhattan Corp                       Common                 16161A108          $392.3        4,500.00           X
Chevron Corp                               Common                 166751107        $3,882.4       42,000.00           X
Cisco Systems Inc.                         Common                 17275R102          $927.8       12,000.00           X
Clear Channel Communication Inc.           Common                 184502102          $345.3        5,000.00           X
Coastal Corp.                              Common                 190441105          $552.0       12,000.00           X
Coca-Cola Femsa SA                         Common                 191241108          $278.4       15,000.00           X
Cominco Ltd                                Common                 200435105          $731.6       50,300.00           X
CBD (Pao De Azucar)                        ADR                    20440T201        $1,787.5       50,000.00           X
Conoco Inc                                 Class A                208251306        $1,930.6       78,400.00           X
Cooper Cameron Corp                        Common                 216640102        $1,396.4       20,880.00           X
Cornerstone Properties, Inc.               Common                 21922H103        $1,356.6       77,800.00           X
Crescent Real Estate Co.                   Common                 225756105          $889.0       50,800.00           X
Crown Resources Corp.                      Common                 228569109           $86.1       81,000.00           X
Developers Divers                          Common                 251591103           $55.5        4,000.00           X
Devon Energy Corp                          Common                 25179M103          $437.1        9,000.00           X
Duke Realty Investments                    Spon ADR               264411505           $47.8        2,500.00           X




           SEC FORM 13F                                       3/31/00                 SEC USE ONLY

-------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                                                   ITEM 7:                         ITEM 8:
                                                                                     VOTING AUTHORITY
                                          -----------------------------                                  (SHARES)
                                                                         MANAGERS   -------------------------------------------
                                              (b)SHARED-      (c)SHARED    SEE        (a)SOLE           (b)SHARED-  (c)NONE
NAME OF ISSUER                                As defined        OTHER     INSTR
                                              in Instr. V                   V
-------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunication                                                                      15,000
AK Steel Holding                                                                          288,248
AMB Property Corporation                                                                   44,500
ASA  Ltd.                                                                                 170,000
Agnico Eagle Mines                                                                        322,300
Alcan Aluminum Ltd                                                                         40,000
America Online,                                                                             7,000
American Express Corp                                                                       2,500
American International Group                                                                4,500
Amgen Inc                                                                                   8,000
Anadarko Petroleum Corp                                                                    54,100
Anglogold Limited                                                                         421,709
Apache Corp.                                                                               51,700
Apartment Investment & Mgmt Co.                                                            25,700
Aracruz Cellulose Corp                                                                     55,350
Arden Realty Group                                                                          1,500
AvalonBay Communities                                                                       1,000
BP Amoco Plc.                                                                              35,700
Barrick Gold Corp                                                                         880,388
Barrett Resource                                                                           50,000
Battle Mountain Canada                                                                  1,168,500
Bedford Property Investors Inc.                                                            35,500
Bethlehem Steel                                                                            26,000
Boston Properties Inc.                                                                     95,600
Brandywine Realty Trust                                                                    78,900
Burnham Pacific Plc.                                                                        7,000
CBS Corp                                                                                    9,000
Camden Property Trust                                                                       1,700
Cardinal Health Inc.                                                                       12,000
Central Fund Canada                                                                       360,000
Champion International                                                                     45,150
Chase Manhattan Corp                                                                        4,500
Chevron Corp                                                                               42,000
Cisco Systems Inc.                                                                         12,000
Clear Channel Communication Inc.                                                            5,000
Coastal Corp.                                                                              12,000
Coca-Cola Femsa SA                                                                         15,000
Cominco Ltd                                                                                50,300
CBD (Pao De Azucar)                                                                        50,000
Conoco Inc                                                                                 78,400
Cooper Cameron Corp                                                                        20,880
Cornerstone Properties, Inc.                                                               77,800
Crescent Real Estate Co.                                                                   50,800
Crown Resources Corp.                                                                      81,000
Developers Divers                                                                           4,000
Devon Energy Corp                                                                           9,000
Duke Realty Investments                                                                     2,500




           SEC FORM 13F                               REPORTING MANAGER: VAN ECK ASSOCIATES CORP

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                         ITEM 2:             ITEM 3:      ITEM 4:      ITEM 5:                 ITEM 6:
                                                                                                              INVESTMENT DISCRETION
                                                                                                              ---------------------
                                                                                    FAIR         SHARES OR
                                                                                    MARKET       PRINCIPAL         (a)SOLE
NAME OF ISSUER                               TITLE OF CLASS        CUSIP #          VALUE          AMOUNT
                                                                                    $(000)
-----------------------------------------------------------------------------------------------------------------------------------
Durban Roodeport                           Common                 266597301          $118.9       90,624.00           X
EMC Corp.                                  Common                 268648102          $562.5        4,500.00           X
Ensco International                        Common                 26874Q100        $2,575.7       71,300.00           X
Enron Corporation                          Common                 293561106        $1,647.3       22,000.00           X
Equity Office Properties                   Shares Ben Int.        294741103        $1,507.5       60,000.00           X
Equity Residentia                          Common                 29476L107        $1,000.7       24,900.00           X
Exxon Mobil Corp                           Common                 30231G102        $2,765.2       35,536.12           X
Federal Realty In                          Shares Ben Int.        313747206           $38.6        2,000.00           X
Fort James Corp.                           Common                 347471104        $1,100.0       50,000.00           X
Freeport-Mcmoran Copper                    Common                 35671D857        $2,050.6      170,000.00           X
Gables Residential                         Common                 362418105           $22.5        1,000.00           X
General Electric Co.                       Common                 369604103          $667.3        4,300.00           X
General Growth Properties                  Common                 370021107           $67.0        2,200.00           X
Georgia Pacific Co.                        Common                 373298108        $3,382.6       85,500.00           X
Glamis Gold Ltd.                           Common                 376775102        $2,313.8    1,234,000.00           X
Global Marine Inc.                         Common                 379352404        $1,682.4       66,300.00           X
Gold Fields Of South Africa                SPON ADR               380597500            $9.3        4,000.00           X
Gold Fields Ltd.                           SPON ADR               38059T106        $7,805.8    2,014,390.00           X
Golden Cycle Gold Corp                     Common                 380894105          $306.3       50,000.00           X
Grubb & Ellis Company                      Common                 400095204           $51.8        9,200.00           X
Grupo Televisa Sa                          SP ADR REP ORD         40049J206        $2,516.0       37,000.00           X
Grupo Elektra Sa-                          GLOBL DEP RCPT         40050A102        $1,466.3      115,000.00           X
Harmony Gold Mining                        Common                 413216300        $3,682.0      601,147.00           X
Hellenic Telecom Org                       SPON ADR               423325307          $362.5       25,000.00           X
Highlands Insurance Co.                    Common                 431032101           $25.5        3,000.00           X
Home Depot Inc                             Common                 437076102          $483.8        7,500.00           X
Homestake Mining Co.                       Common                 437614100       $12,479.8    2,079,965.00           X
Homestead Village                          Common                 437851108           $47.8       15,000.00           X
Honeywell International Corp.              Common                 438516106          $296.4        5,625.00           X
Intel Corp.                                Common                 458140100          $857.6        6,500.00           X
International Business Machines Corp.      Common                 459200101          $472.0        4,000.00           X
International Paper co.                    Common                 460146103        $4,176.7       97,700.00           X
JDS  Uniphase Corp                         Common                 46612J101          $385.8        3,200.00           X
Jones Lang Lasalle                         Common                 48020Q107           $46.5        3,000.00           X
Kilroy Realty Corp                         Common                 49427F108          $273.8       13,000.00           X
Kimco Realty Co.                           Common                 49446R109           $56.3        1,500.00           X
Lexmark International Group                Class A                529771107          $423.0        4,000.00           X
Louisiana Pacific Corp                     Common                 546347105        $1,179.4       85,000.00           X
Lucent Technologies Co.                    Common                 549463107          $425.3        7,000.00           X
MCI Worldcom Inc                           Common                 55268B106          $359.3        7,930.00           X
Macerich Company                           Common                 554382101          $639.4       31,000.00           X
Mack Cali Realty Corp.                     Common                 554489104          $951.2       37,300.00           X
Matav  Rt                                  Spon ADR               559776109        $1,660.1       37,200.00           X
Meditrust                                  Common                 58501T306           $27.2       15,000.00           X
Merck & Co.                                Common                 589331107          $497.0        8,000.00           X
Microsoft Corp.                            Common                 594918104          $265.6        2,500.00           X
Mills Corporation                          Common                 601148109           $45.0        2,500.00           X





           SEC FORM 13F                                     3/31/00                 SEC USE ONLY

-----------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                                                 ITEM 7:                         ITEM 8:
                                                                                   VOTING AUTHORITY
                                          ---------------------------                                  (SHARES)
                                                                       MANAGERS   -------------------------------------------
                                            (b)SHARED-      (c)SHARED    SEE        (a)SOLE           (b)SHARED-  (c)NONE
NAME OF ISSUER                              As defined        OTHER     INSTR
                                            in Instr. V                   V
-----------------------------------------------------------------------------------------------------------------------------
Durban Roodeport                                                                         90,624
EMC Corp.                                                                                 4,500
Ensco International                                                                      71,300
Enron Corporation                                                                        22,000
Equity Office Properties                                                                 60,000
Equity Residentia                                                                        24,900
Exxon Mobil Corp                                                                         35,536
Federal Realty In                                                                         2,000
Fort James Corp.                                                                         50,000
Freeport-Mcmoran Copper                                                                 170,000
Gables Residential                                                                        1,000
General Electric Co.                                                                      4,300
General Growth Properties                                                                 2,200
Georgia Pacific Co.                                                                      85,500
Glamis Gold Ltd.                                                                      1,234,000
Global Marine Inc.                                                                       66,300
Gold Fields Of South Africa                                                               4,000
Gold Fields Ltd.                                                                      2,014,390
Golden Cycle Gold Corp                                                                   50,000
Grubb & Ellis Company                                                                     9,200
Grupo Televisa Sa                                                                        37,000
Grupo Elektra Sa-                                                                       115,000
Harmony Gold Mining                                                                     601,147
Hellenic Telecom Org                                                                     25,000
Highlands Insurance Co.                                                                   3,000
Home Depot Inc                                                                            7,500
Homestake Mining Co.                                                                  2,079,965
Homestead Village                                                                        15,000
Honeywell International Corp.                                                             5,625
Intel Corp.                                                                               6,500
International Business Machines Corp.                                                     4,000
International Paper co.                                                                  97,700
JDS  Uniphase Corp                                                                        3,200
Jones Lang Lasalle                                                                        3,000
Kilroy Realty Corp                                                                       13,000
Kimco Realty Co.                                                                          1,500
Lexmark International Group                                                               4,000
Louisiana Pacific Corp                                                                   85,000
Lucent Technologies Co.                                                                   7,000
MCI Worldcom Inc                                                                          7,930
Macerich Company                                                                         31,000
Mack Cali Realty Corp.                                                                   37,300
Matav  Rt                                                                                37,200
Meditrust                                                                                15,000
Merck & Co.                                                                               8,000
Microsoft Corp.                                                                           2,500
Mills Corporation                                                                         2,500



           SEC FORM 13F                               REPORTING MANAGER: VAN ECK ASSOCIATES CORP

-----------------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                         ITEM 2:             ITEM 3:      ITEM 4:      ITEM 5:                 ITEM 6:
                                                                                                              INVESTMENT DISCRETION
                                                                                                              ---------------------
                                                                                    FAIR         SHARES OR
                                                                                    MARKET       PRINCIPAL         (a)SOLE
NAME OF ISSUER                               TITLE OF CLASS        CUSIP #          VALUE          AMOUNT
                                                                                    $(000)
-----------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty                      Common                 648053106           $55.0        4,000.00           X
Newmont Mining Co.                         Common                 651639106       $16,837.1      750,400.00           X
Ocean Energy Inc                           Common                 67481E106        $6,358.1      442,300.00           X
Philippine Long Distance Co.               Spon ADR               718252604          $438.8       20,000.00           X
Placer Dome Co.                            Common                 725906101        $7,796.1      959,520.00           X
Post Properties                            Common                 737464107           $40.3        1,000.00           X
Prime Retail Trust                         Common                 741570105           $32.8       15,000.00           X
Prologis Trust                             Shares Ben Int.        743410102          $972.1       50,500.00           X
Public Storage In                          Common                 74460D109           $52.5        2,500.00           X
Qualcomm Inc.                              Common                 747525103          $597.3        4,000.00           X
Reynolds Metals Corp                       Common                 761763101        $3,254.8       48,670.00           X
Rouse Company                              Common                 779273101           $42.3        2,000.00           X
Royal Dutch Petroleum Co.                  NY Reg Shares          780257804        $1,462.1       25,400.00           X
Royal Gold Inc.                            Common                 780287108          $295.6       86,000.00           X
Schlumberger Ltd.                          Common                 806857108        $1,721.3       22,500.00           X
Simon Property Group                       Common                 828806109        $1,315.2       54,800.00           X
Smith International Inc                    Common                 832110100        $1,348.5       17,400.00           X
Solectron Corp                             Common                 834182107          $560.9       14,000.00           X
Sony Corp.                                 ADR                    835699307          $448.2        1,600.00           X
Spieker Properties                         Common                 848497103           $44.5        1,000.00           X
StarMedia Network                          Common                 855546107        $2,194.6       73,000.00           X
Stillwater Mining Co                       Common                 86074Q102        $8,616.0      215,400.00           X
Taiwan Semiconductor Co.                   Common                 874039100          $471.6        8,273.00           X
Taubman Centers                            Spon ADR Pfd.          876664103           $60.1        5,400.00           X
Telenorteleste                             ADR                    879246106        $2,329.7       87,500.00           X
Telefonos De Mexico                        Common                 879403780        $5,963.0       89,000.00           X
Temple-Inland Inc.                         Common                 879868107          $498.1       10,000.00           X
Texaco Inc.                                Common                 881694103          $820.5       15,300.00           X
Tidewater Inc.                             Common                 886423102          $397.7       12,500.00           X
Time Warner Inc.                           Common                 887315109          $320.0        3,200.00           X
Total S.A.                                 SPONSORED ADR          89151E109        $2,208.8       30,000.00           X
Trammell Crow Co                           Common                 89288R106           $83.0        7,500.00           X
Trizechahn Corp                            Common                 896938107        $1,305.0       87,000.00           X
Tv Azteca Sa                               SPON ADR               901145102        $4,380.8      297,000.00           X
Tyco Internationa Ltd                      Common                 902124106          $598.5       12,000.00           X
USX Marathon Group                         Common                 902905827        $1,399.6       53,700.00           X
USX Steel Group                            Common                 90337T101          $175.0        7,000.00           X
Unocal Corp                                Common                 915289102          $833.0       28,000.00           X
Vastar Resources                           Common                 922380100          $869.5       11,700.00           X
Vornado Realty Trust                       SH BEN INT             929042109           $60.3        1,800.00           X
Weyerhaeuser Co                            Common                 962166104        $2,325.6       40,800.00           X
Willamette Industries Inc.                 Common                 969133107        $1,504.7       37,500.00           X
Williams Cos Inc                           Common                 969457100        $1,990.4       45,300.00           X
Wyndham International Inc.                 Class A                983101106          $610.1      325,410.00           X
Santa Fe International Corp                Common                 G7805C108        $1,628.0       44,000.00           X
Transocean Sedco                           ORD                    G90078109        $2,251.2       43,871.80           X
--------------------------------------------------------------------------------------------                -----------------------
                                                                                 $225,520.3
--------------------------------------------------------------------------------------------                -----------------------




           SEC FORM 13F

--------------------------------------------------------------------------------------------------------------------------
ITEM 1:                                                              ITEM 7:                         ITEM 8:
                                                                                VOTING AUTHORITY
                                         -------------------------                                  (SHARES)
                                                                    MANAGERS   -------------------------------------------
                                         (b)SHARED-      (c)SHARED    SEE        (a)SOLE           (b)SHARED-  (c)NONE
NAME OF ISSUER                           As defined        OTHER     INSTR
                                         in Instr. V                   V
--------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty                                                                  4,000
Newmont Mining Co.                                                                   750,400
Ocean Energy Inc                                                                     442,300
Philippine Long Distance Co.                                                          20,000
Placer Dome Co.                                                                      959,520
Post Properties                                                                        1,000
Prime Retail Trust                                                                    15,000
Prologis Trust                                                                        50,500
Public Storage In                                                                      2,500
Qualcomm Inc.                                                                          4,000
Reynolds Metals Corp                                                                  48,670
Rouse Company                                                                          2,000
Royal Dutch Petroleum Co.                                                             25,400
Royal Gold Inc.                                                                       86,000
Schlumberger Ltd.                                                                     22,500
Simon Property Group                                                                  54,800
Smith International Inc                                                               17,400
Solectron Corp                                                                        14,000
Sony Corp.                                                                             1,600
Spieker Properties                                                                     1,000
StarMedia Network                                                                     73,000
Stillwater Mining Co                                                                 215,400
Taiwan Semiconductor Co.                                                               8,273
Taubman Centers                                                                        5,400
Telenorteleste                                                                        87,500
Telefonos De Mexico                                                                   89,000
Temple-Inland Inc.                                                                    10,000
Texaco Inc.                                                                           15,300
Tidewater Inc.                                                                        12,500
Time Warner Inc.                                                                       3,200
Total S.A.                                                                            30,000
Trammell Crow Co                                                                       7,500
Trizechahn Corp                                                                       87,000
Tv Azteca Sa                                                                         297,000
Tyco Internationa Ltd                                                                 12,000
USX Marathon Group                                                                    53,700
USX Steel Group                                                                        7,000
Unocal Corp                                                                           28,000
Vastar Resources                                                                      11,700
Vornado Realty Trust                                                                   1,800
Weyerhaeuser Co                                                                       40,800
Willamette Industries Inc.                                                            37,500
Williams Cos Inc                                                                      45,300
Wyndham International Inc.                                                           325,410
Santa Fe International Corp                                                           44,000
Transocean Sedco                                                                      43,872
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------




